UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Manikay Partners, LLC
Address:  375 Park Avenue
          Suite 2701
          New York, NY 10152


13F File Number: 028-13323

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Name:   David Drinkwater
Title:  Chief Compliance Officer
Phone:  212-588-6200


Signature, Place, and Date of Signing

/s/  David Drinkwater           New York, New York              May 16, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  35

Form 13F Information Table Value Total:  $740,109
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number          Name

1.    028-13324                     Manikay Master Fund, LP


                                                    FORM 13F INFORMATION TABLE
COLUMN 1                      COLUMN  2        COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8

                              TITLE OF                       VALUE      SHRS OR  SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                CLASS            CUSIP       (X$1000)     PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
A123 SYS INC                  COM              03739T108       646      101,750  SH          DEFINED     1        101,750
AIRGAS INC                    COM              009363102    27,910      420,200      CALL    DEFINED     1        420,200
AIRTRAN HLDGS INC             COM              00949P108    20,080    2,695,311  SH          DEFINED     1      2,695,311
ALCON INC                     COM SHS          H01301102    65,376      395,000  SH          DEFINED     1        395,000
AMERICAN INTL GROUP INC       W EXP 01/19/202  026874156    14,504    1,303,102  SH          DEFINED     1      1,303,102
BHP BILLITON PLC              SPONSORED ADR    05545E209     3,359       42,200  SH          DEFINED     1         42,200
BLACKROCK INC                 COM              09247X101    32,162      160,000  SH          DEFINED     1        160,000
ANHEUSER BUSCH INBEV SA/NV    SPONSORED ADR    03524A108     5,717      100,000  SH          DEFINED     1        100,000
COCA COLA CO                  COM              191216100    39,804      600,000  SH          DEFINED     1        600,000
COLGATE PALMOLIVE CO          COM              194162103    24,228      300,000  SH          DEFINED     1        300,000
DISCOVERY COMMUNICATNS NEW    COM SER C        25470F302     8,642      245,445  SH          DEFINED     1        245,445
EDWARDS LIFESCIENCES CORP     COM              28176E108     4,350       50,000  SH          DEFINED     1         50,000
FELCOR LODGING TR INC         COM              31430F101     2,302      375,600  SH          DEFINED     1        375,600
GENZYME CORP                  COM              372917104    64,732      850,000  SH          DEFINED     1        850,000
HERTZ GLOBAL HOLDINGS INC     COM              42805T105     7,815      500,000  SH          DEFINED     1        500,000
INTERPUBLIC GROUP COS INC     COM              460690100     6,285      500,000  SH          DEFINED     1        500,000
ISHARES SILVER TRUST          ISHARES          46428Q109     8,523      231,800  SH          DEFINED     1        231,800
ISTAR FINL INC                FRNT 10/0        45031UBF7     9,113   10,000,000  SH          DEFINED     1     10,000,000
JOHNSON & JOHNSON             COM              478160104    25,181      425,000  SH          DEFINED     1        425,000
LEGG MASON INC                COM              524901105    21,654      600,000  SH          DEFINED     1        600,000
LEGG MASON INC                COM              524901105    21,654      600,000      PUT     DEFINED     1        600,000
MASSEY ENERGY COMPANY         COM              576206106    27,651      404,493  SH          DEFINED     1        404,493
METLIFE INC                   COM              59156R108    32,566      728,055  SH          DEFINED     1        728,055
NASDAQ OMX GROUP INC          COM              631103108    20,672      800,000  SH          DEFINED     1        800,000
NEWALLIANCE BANCSHARES INC    COM              650203102    26,393    1,778,486  SH          DEFINED     1      1,778,486
NEWS CORP                     CL B             65248E203    11,004      590,955  SH          DEFINED     1        590,955
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR    71654V408    10,578      261,637  SH          DEFINED     1        261,637
PFIZER INC                    COM              717081103    29,450    1,450,000  SH          DEFINED     1      1,450,000
PFIZER INC                    COM              717081103    29,450    1,450,000      PUT     DEFINED     1      1,450,000
PRIDE INTL INC DEL            COM              74153Q102    24,167      562,672  SH          DEFINED     1        562,672
QUEST DIAGNOSTICS INC         COM              74834L100    21,934      380,000  SH          DEFINED     1        380,000
QWEST COMMUNICATIONS INTL IN  COM              749121109    34,150    5,000,000  SH          DEFINED     1      5,000,000
TALECRIS BIOTHERAPEUTICS HLD  COM              874227101    34,840    1,300,000  SH          DEFINED     1      1,300,000
VERISK ANALYTICS INC          CL A             92345Y106     2,399       73,218  SH          DEFINED     1         73,218
WAL MART STORES INC           COM              931142103    20,820      400,000  SH          DEFINED     1        400,000



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